Quarterly Holdings Report
for

Fidelity® Select Portfolio®

Consumer Discretionary Portfolio

November 30, 2019

CPR-QTLY-0120
1.810692.115

Schedule of Investments November 30, 2019 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 100.0%
	Shares	Value
Automobiles - 0.3%
Automobile Manufacturers - 0.3%
Ferrari NV	8,597	$1,446,617
Commercial Services & Supplies - 0.3%
Diversified Support Services - 0.3%
Copart, Inc. (a)	13,258	1,179,962
Distributors - 0.5%
Distributors - 0.5%
LKQ Corp. (a)	66,456	2,344,568
Diversified Consumer Services - 1.2%
Education Services - 1.1%
Grand Canyon Education, Inc. (a)	45,423	3,869,585
New Oriental Education & Technology Group, Inc. sponsored ADR (a)	7,990	967,429
		4,837,014
Specialized Consumer Services - 0.1%
OneSpaWorld Holdings Ltd.	40,143	655,535

TOTAL DIVERSIFIED CONSUMER SERVICES		5,492,549

Entertainment - 0.5%
Movies & Entertainment - 0.5%
Live Nation Entertainment, Inc. (a)	7,032	490,904
Netflix, Inc. (a)	2,128	669,596
World Wrestling Entertainment, Inc. Class A (b)	17,893	1,109,724
		2,270,224
Food & Staples Retailing - 1.9%
Food Distributors - 1.1%
Performance Food Group Co. (a)	51,092	2,404,390
U.S. Foods Holding Corp. (a)	64,791	2,576,738
		4,981,128
Hypermarkets & Super Centers - 0.8%
BJ's Wholesale Club Holdings, Inc. (a)	103,532	2,453,708
Walmart, Inc.	9,963	1,186,494
		3,640,202

TOTAL FOOD & STAPLES RETAILING		8,621,330

Hotels, Restaurants & Leisure - 22.0%
Casinos & Gaming - 1.9%
Churchill Downs, Inc.	20,946	2,723,189
Eldorado Resorts, Inc. (a)	71,007	3,799,585
Wynn Resorts Ltd.	19,509	2,357,663
		8,880,437
Hotels, Resorts & Cruise Lines - 6.2%
Hilton Grand Vacations, Inc. (a)	47,504	1,645,064
Hilton Worldwide Holdings, Inc.	64,100	6,730,500
Marriott Vacations Worldwide Corp.	37,178	4,566,946
Royal Caribbean Cruises Ltd.	127,848	15,344,317
		28,286,827
Leisure Facilities - 2.0%
Drive Shack, Inc. (a)	131,100	503,424
Planet Fitness, Inc. (a)	65,796	4,863,640
Vail Resorts, Inc.	15,412	3,740,030
		9,107,094
Restaurants - 11.9%
ARAMARK Holdings Corp.	72,268	3,153,776
Chipotle Mexican Grill, Inc. (a)	7,172	5,837,434
McDonald's Corp.	105,292	20,477,188
Restaurant Brands International, Inc.	35,018	2,298,855
Starbucks Corp.	197,087	16,837,142
Yum! Brands, Inc.	60,315	6,071,911
		54,676,306

TOTAL HOTELS, RESTAURANTS & LEISURE		100,950,664

Household Durables - 3.4%
Homebuilding - 3.4%
D.R. Horton, Inc.	120,481	6,668,623
Lennar Corp. Class A	71,493	4,264,557
NVR, Inc. (a)	1,257	4,766,406
		15,699,586
Interactive Media & Services - 0.5%
Interactive Media & Services - 0.5%
Alphabet, Inc. Class A (a)	1,744	2,274,333
Internet & Direct Marketing Retail - 26.7%
Internet & Direct Marketing Retail - 26.7%
Amazon.com, Inc. (a)	58,691	105,690,751
The Booking Holdings, Inc. (a)	8,431	16,052,877
The RealReal, Inc. (b)	38,100	655,320
Wayfair LLC Class A (a)	3,712	315,223
		122,714,171
IT Services - 0.3%
Data Processing & Outsourced Services - 0.3%
PayPal Holdings, Inc. (a)	11,537	1,246,111
Multiline Retail - 5.7%
General Merchandise Stores - 5.7%
B&M European Value Retail SA	209,686	1,025,629
Dollar General Corp.	72,742	11,446,681
Dollar Tree, Inc. (a)	122,131	11,170,101
Ollie's Bargain Outlet Holdings, Inc. (a)(b)	41,469	2,712,073
		26,354,484
Specialty Retail - 27.2%
Apparel Retail - 9.7%
Burlington Stores, Inc. (a)	75,575	17,004,375
Ross Stores, Inc.	88,627	10,294,026
The Children's Place Retail Stores, Inc. (b)	38,438	2,777,530
TJX Companies, Inc.	239,213	14,623,091
		44,699,022
Automotive Retail - 2.9%
AutoZone, Inc. (a)	4,293	5,056,811
Monro, Inc.	20,165	1,480,111
O'Reilly Automotive, Inc. (a)	15,884	7,025,176
		13,562,098
Computer & Electronics Retail - 0.9%
Best Buy Co., Inc.	51,243	4,132,236
Home Improvement Retail - 12.6%
Floor & Decor Holdings, Inc. Class A (a)	46,706	2,242,355
Lowe's Companies, Inc.	165,828	19,453,283
The Home Depot, Inc.	163,402	36,031,775
		57,727,413
Specialty Stores - 1.1%
Five Below, Inc. (a)	18,279	2,261,295
National Vision Holdings, Inc. (a)	20,253	611,641
Ulta Beauty, Inc. (a)	8,958	2,094,918
		4,967,854

TOTAL SPECIALTY RETAIL		125,088,623

Textiles, Apparel & Luxury Goods - 9.5%
Apparel, Accessories & Luxury Goods - 5.7%
adidas AG	6,269	1,953,006
Canada Goose Holdings, Inc. (a)(b)	20,734	791,242
Capri Holdings Ltd. (a)	92,521	3,436,230
Carter's, Inc.	13,588	1,403,776
G-III Apparel Group Ltd. (a)	22,897	677,751
Hermes International SCA	684	512,469
lululemon athletica, Inc. (a)	3,030	683,841
LVMH Moet Hennessy Louis Vuitton SE	5,284	2,365,656
PVH Corp.	62,906	6,099,366
Tapestry, Inc.	171,082	4,600,395
VF Corp.	39,966	3,538,590
		26,062,322
Footwear - 3.8%
Deckers Outdoor Corp. (a)	19,400	3,262,692
NIKE, Inc. Class B	144,930	13,549,506
Puma AG	7,433	558,536
		17,370,734

TOTAL TEXTILES, APPAREL & LUXURY GOODS		43,433,056

TOTAL COMMON STOCKS
(Cost $323,063,079)		459,116,278

Money Market Funds - 1.2%
Fidelity Securities Lending Cash Central Fund 1.61% (c)(d)
(Cost $5,287,109)	5,286,580	5,287,109
TOTAL INVESTMENT IN SECURITIES - 101.2%
(Cost $328,350,188)		464,403,387
NET OTHER ASSETS (LIABILITIES) - (1.2)%		(5,337,299)
NET ASSETS - 100%		$459,066,088

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (d) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$30,396
Fidelity Securities Lending Cash Central Fund	22,267
Total	$52,663

Amounts in the income column in the above table include any capital gain distributions from underlying funds. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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